Foxo Life Insurance Company (Details) - Schedule of deferred annuity contracts from the date of the acquisition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Annuity Contracts From the Date of the Acquisition [Abstract]
Beginning / acquired balance	$ 4,717	$ 4,816
Balance at end of period	4,327	4,717
Deposits received	7	3
Interest credited	139	87
Withdrawals	$ (536)	$ (189)